Leases (Details) - Schedule of maturity analysis of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	$ 3,441	$ 4,772
Less than one year [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	1,119	1,307
1 to 2 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	907	1,100
2 to 3 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	732	849
3 to 5 [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)	683	1,485
6 and thereafter [Member]
Leases (Details) - Schedule of maturity analysis of lease liabilities [Line Items]
Lease liabilities (including interest)		$ 31